Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	000-54956
Entity Registrant Name	SKY CONSTANT CENTURY INC
Entity Central Index Key	0001573766
Entity Tax Identification Number	46-2323674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 1805-06
Entity Address, Address Line Two	Tower 6
Entity Address, Address Line Three	33 Canton Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	18217702866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false